Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

April 30, 2021

SMO-QTLY-0621
1.847958.114

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 1.9%
Interactive Media & Services - 0.7%
MediaAlpha, Inc. Class A	469,100	$20,757,675
QuinStreet, Inc. (a)	1,005,210	20,375,607
		41,133,282
Media - 1.2%
S4 Capital PLC (a)	1,697,703	13,106,385
TechTarget, Inc. (a)	320,485	24,581,200
Tegna, Inc.	1,007,628	20,213,018
The New York Times Co. Class A	221,373	10,052,548
		67,953,151

TOTAL COMMUNICATION SERVICES		109,086,433

CONSUMER DISCRETIONARY - 15.3%
Auto Components - 2.0%
Adient PLC (a)	937,700	43,453,018
Fox Factory Holding Corp. (a)	278,300	42,643,909
Patrick Industries, Inc.	342,800	30,714,880
		116,811,807
Hotels, Restaurants & Leisure - 5.1%
Bally's Corp. (a)(b)	352,800	20,448,288
Boyd Gaming Corp. (a)	719,093	47,568,002
Brinker International, Inc. (a)	510,100	34,243,013
Caesars Entertainment, Inc. (a)	387,600	37,922,784
Churchill Downs, Inc.	221,000	46,741,500
Everi Holdings, Inc. (a)	1,216,900	21,514,792
Lindblad Expeditions Holdings (a)	1,068,700	17,515,993
Marriott Vacations Worldwide Corp. (a)	258,700	45,952,881
Ruth's Hospitality Group, Inc. (a)	1,096,700	28,634,837
		300,542,090
Household Durables - 2.0%
Installed Building Products, Inc.	260,100	35,022,465
M.D.C. Holdings, Inc.	647,892	38,005,345
Taylor Morrison Home Corp. (a)	568,000	17,727,280
Tempur Sealy International, Inc.	796,200	30,367,068
		121,122,158
Internet & Direct Marketing Retail - 0.5%
Magnite, Inc. (a)	560,100	22,432,005
Porch Group, Inc. Class A (a)	750,700	9,991,817
		32,423,822
Leisure Products - 0.3%
Johnson Outdoors, Inc. Class A	116,844	16,569,648
Multiline Retail - 0.3%
Nordstrom, Inc. (a)(b)	508,500	18,651,780
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc. (b)	498,000	15,343,380
American Eagle Outfitters, Inc. (b)	1,514,800	52,366,636
Dick's Sporting Goods, Inc.	318,500	26,301,730
Lithia Motors, Inc. Class A (sub. vtg.)	118,900	45,702,782
National Vision Holdings, Inc. (a)	488,600	24,630,326
		164,344,854
Textiles, Apparel & Luxury Goods - 2.3%
Capri Holdings Ltd. (a)	354,800	19,542,384
Crocs, Inc. (a)	543,600	54,425,232
Deckers Outdoor Corp. (a)	86,200	29,152,840
G-III Apparel Group Ltd. (a)(b)	949,100	30,836,259
		133,956,715

TOTAL CONSUMER DISCRETIONARY		904,422,874

CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Primo Water Corp.	1,496,000	25,043,040
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	726,100	32,434,887
Performance Food Group Co. (a)	628,500	36,892,950
		69,327,837
Food Products - 1.4%
Darling Ingredients, Inc. (a)	546,200	37,933,590
Nomad Foods Ltd. (a)	622,800	18,160,848
The Simply Good Foods Co. (a)	750,500	25,929,775
		82,024,213
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	782,600	20,183,254

TOTAL CONSUMER STAPLES		196,578,344

ENERGY - 2.5%
Energy Equipment & Services - 0.4%
Liberty Oilfield Services, Inc. Class A (a)	1,904,254	22,279,772
Oil, Gas & Consumable Fuels - 2.1%
APA Corp.	1,134,900	22,698,000
Denbury, Inc. (a)	390,100	21,225,341
Diamondback Energy, Inc.	218,693	17,873,779
EQT Corp. (a)	1,138,100	21,737,710
HollyFrontier Corp.	478,300	16,740,500
Northern Oil & Gas, Inc. (a)(b)	1,793,346	25,967,650
		126,242,980

TOTAL ENERGY		148,522,752

FINANCIALS - 16.3%
Banks - 9.4%
Ameris Bancorp	750,500	40,594,545
Associated Banc-Corp.	1,207,100	26,423,419
Camden National Corp.	364,650	17,401,098
ConnectOne Bancorp, Inc.	1,257,812	34,149,596
First Bancorp, Puerto Rico	3,090,594	38,848,767
First Interstate Bancsystem, Inc.	576,538	27,079,990
First Merchants Corp.	582,943	26,937,796
Glacier Bancorp, Inc.	871,819	51,393,730
Heartland Financial U.S.A., Inc.	607,717	30,549,934
Hilltop Holdings, Inc.	1,022,500	35,992,000
Preferred Bank, Los Angeles	537,201	35,208,154
Signature Bank	63,700	16,021,187
Sterling Bancorp	1,526,500	38,360,945
Synovus Financial Corp.	714,200	33,467,412
Trico Bancshares	615,943	28,505,842
United Community Bank, Inc.	1,197,381	39,178,306
Western Alliance Bancorp.	351,300	36,911,091
		557,023,812
Capital Markets - 3.7%
AllianceBernstein Holding LP	409,352	17,647,165
Cohen & Steers, Inc.	294,732	20,047,671
Focus Financial Partners, Inc. Class A (a)	475,126	22,359,430
Hamilton Lane, Inc. Class A	296,598	26,827,289
Houlihan Lokey	470,278	31,165,323
Lazard Ltd. Class A	728,600	32,779,714
LPL Financial	208,700	32,703,290
PJT Partners, Inc.	494,641	36,370,953
		219,900,835
Insurance - 1.0%
Primerica, Inc.	211,400	33,775,378
Selectquote, Inc.	857,100	26,681,523
		60,456,901
Mortgage Real Estate Investment Trusts - 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	484,200	25,372,080
Thrifts & Mortgage Finance - 1.8%
Essent Group Ltd.	847,500	44,561,550
Meta Financial Group, Inc.	617,700	30,427,902
NMI Holdings, Inc. (a)	1,103,008	28,501,727
		103,491,179

TOTAL FINANCIALS		966,244,807

HEALTH CARE - 19.1%
Biotechnology - 10.8%
Abcam PLC ADR (b)	878,975	18,845,224
ADC Therapeutics SA (a)	427,710	10,496,003
Agios Pharmaceuticals, Inc. (a)	519,145	28,968,291
Arcutis Biotherapeutics, Inc. (a)	616,800	20,662,800
Argenx SE ADR (a)	104,100	29,846,511
Ascendis Pharma A/S sponsored ADR (a)	131,448	19,056,017
BioAtla, Inc.	522,079	25,889,898
Black Diamond Therapeutics, Inc. (a)(b)	267,347	7,122,124
ChemoCentryx, Inc. (a)	260,300	12,580,299
Crinetics Pharmaceuticals, Inc. (a)	594,928	10,298,204
Exelixis, Inc. (a)	656,676	16,167,363
FibroGen, Inc. (a)	515,900	11,514,888
Forma Therapeutics Holdings, Inc.	343,400	9,254,630
Instil Bio, Inc. (a)	440,900	9,051,677
Keros Therapeutics, Inc.	220,000	12,936,000
Kura Oncology, Inc. (a)	565,038	15,216,473
Mirati Therapeutics, Inc. (a)	139,900	23,254,178
Morphic Holding, Inc. (a)	479,962	26,589,895
Neurocrine Biosciences, Inc. (a)	211,400	19,975,186
Novavax, Inc. (a)	262,300	62,146,739
Passage Bio, Inc. (a)(b)	712,745	13,371,096
Poseida Therapeutics, Inc. (a)(b)	117,900	1,103,544
Prelude Therapeutics, Inc.	193,144	8,003,887
Prelude Therapeutics, Inc. (c)	339,707	14,077,458
Protagonist Therapeutics, Inc. (a)	1,045,923	30,269,012
PTC Therapeutics, Inc. (a)	389,000	16,030,690
Relay Therapeutics, Inc. (a)	459,100	14,558,061
Revolution Medicines, Inc. (a)	525,542	17,442,739
Sage Therapeutics, Inc. (a)	160,975	12,678,391
Sarepta Therapeutics, Inc. (a)	145,200	10,285,968
Shattuck Labs, Inc.	110,720	4,171,930
Stoke Therapeutics, Inc. (a)	185,817	6,001,889
TG Therapeutics, Inc. (a)	939,500	42,005,045
Turning Point Therapeutics, Inc. (a)	65,648	5,004,347
Vaxcyte, Inc. (b)	517,172	9,603,884
Xenon Pharmaceuticals, Inc. (a)	1,038,759	19,030,065
Zentalis Pharmaceuticals, Inc.	501,500	29,748,980
		643,259,386
Health Care Equipment & Supplies - 2.9%
Axonics Modulation Technologies, Inc. (a)	393,400	24,756,662
Envista Holdings Corp. (a)	1,110,800	48,075,424
Globus Medical, Inc. (a)	451,900	32,432,863
Integer Holdings Corp. (a)	377,000	35,392,760
Nevro Corp. (a)	166,900	28,841,989
		169,499,698
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	531,900	32,403,348
Ikena Oncology, Inc. (a)	306,010	7,488,065
Ikena Oncology, Inc.	568,646	12,523,291
Molina Healthcare, Inc. (a)	79,000	20,152,900
Progyny, Inc. (a)	396,981	22,592,189
R1 RCM, Inc. (a)	1,145,900	31,260,152
Signify Health, Inc.	415,600	11,782,260
Surgery Partners, Inc. (a)	457,300	22,041,860
		160,244,065
Health Care Technology - 1.0%
Inspire Medical Systems, Inc. (a)	140,943	33,378,121
Phreesia, Inc. (a)	482,500	24,969,375
		58,347,496
Life Sciences Tools & Services - 1.0%
Bruker Corp.	291,400	19,966,728
Olink Holding AB ADR (a)(b)	292,773	10,305,610
Syneos Health, Inc. (a)	364,400	30,919,340
		61,191,678
Pharmaceuticals - 0.7%
Arvinas Holding Co. LLC (a)	344,300	23,736,042
Terns Pharmaceuticals, Inc.	166,712	3,667,664
Theravance Biopharma, Inc. (a)	683,172	13,485,815
		40,889,521

TOTAL HEALTH CARE		1,133,431,844

INDUSTRIALS - 16.1%
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,021,969	26,898,224
Building Products - 2.4%
Builders FirstSource, Inc. (a)	1,238,649	60,285,047
Jeld-Wen Holding, Inc. (a)	1,309,450	38,196,657
Simpson Manufacturing Co. Ltd.	361,799	40,774,747
		139,256,451
Commercial Services & Supplies - 0.6%
Tetra Tech, Inc.	295,916	37,767,759
Construction & Engineering - 3.2%
Comfort Systems U.S.A., Inc.	620,672	51,118,546
Construction Partners, Inc. Class A (a)	1,032,388	32,757,671
Dycom Industries, Inc. (a)	444,860	41,732,317
EMCOR Group, Inc.	389,410	46,651,318
IES Holdings, Inc. (a)	336,892	17,784,529
		190,044,381
Electrical Equipment - 1.8%
Atkore, Inc. (a)	896,081	70,145,213
Generac Holdings, Inc. (a)	111,759	36,204,328
		106,349,541
Machinery - 3.6%
ESCO Technologies, Inc.	374,665	40,748,565
Federal Signal Corp.	686,921	28,459,137
ITT, Inc.	392,323	36,999,982
Kadant, Inc.	187,636	33,404,837
SPX Corp. (a)	505,300	30,651,498
SPX Flow, Inc.	654,002	43,549,993
		213,814,012
Professional Services - 1.7%
ASGN, Inc. (a)	437,492	46,015,409
Jacobs Engineering Group, Inc.	175,473	23,444,948
TriNet Group, Inc. (a)	409,405	32,224,268
		101,684,625
Road & Rail - 0.8%
Avis Budget Group, Inc. (a)	70,131	6,284,439
Saia, Inc. (a)	181,687	42,605,602
		48,890,041
Trading Companies & Distributors - 1.5%
Finning International, Inc.	1,412,300	36,756,683
Rush Enterprises, Inc. Class A	536,264	26,469,991
Univar, Inc. (a)	1,126,654	26,307,371
		89,534,045

TOTAL INDUSTRIALS		954,239,079

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.7%
Calix Networks, Inc. (a)	597,900	25,285,191
Casa Systems, Inc. (a)	2,197,000	17,235,465
		42,520,656
Electronic Equipment & Components - 1.4%
Fabrinet (a)	344,274	29,476,740
FARO Technologies, Inc. (a)	216,900	16,450,781
Insight Enterprises, Inc. (a)	274,900	27,591,713
Napco Security Technolgies, Inc. (a)	295,800	9,853,098
		83,372,332
IT Services - 2.4%
Endava PLC ADR (a)	188,806	17,094,495
ExlService Holdings, Inc. (a)	280,584	25,920,350
Paya Holdings, Inc. (a)(b)	1,441,700	16,089,372
Shift4 Payments, Inc.	297,500	29,419,775
Verra Mobility Corp. (a)	1,718,500	23,096,640
WNS Holdings Ltd. sponsored ADR (a)	421,603	30,536,705
		142,157,337
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc.	362,399	39,976,234
CMC Materials, Inc.	225,400	41,345,122
FormFactor, Inc. (a)	549,800	21,524,670
MKS Instruments, Inc.	162,800	29,159,108
Semtech Corp. (a)	417,200	28,261,128
SiTime Corp. (a)	169,300	15,668,715
Synaptics, Inc. (a)	307,400	42,996,038
		218,931,015
Software - 4.6%
Altair Engineering, Inc. Class A (a)	349,200	22,698,000
Cerence, Inc. (a)(b)	373,100	35,970,571
Digital Turbine, Inc. (a)	443,600	33,460,748
Manhattan Associates, Inc. (a)	252,800	34,694,272
Model N, Inc. (a)	534,400	21,258,432
Sprout Social, Inc. (a)	272,700	18,077,283
SPS Commerce, Inc. (a)	316,700	32,442,748
Telos Corp.	544,900	18,079,782
Tenable Holdings, Inc. (a)	682,900	25,605,336
Workiva, Inc. (a)	310,900	29,224,600
		271,511,772

TOTAL INFORMATION TECHNOLOGY		758,493,112

MATERIALS - 4.6%
Chemicals - 2.0%
Chase Corp.	161,394	19,115,505
Innospec, Inc.	313,900	30,576,999
Trinseo SA (b)	409,200	25,333,572
Tronox Holdings PLC	2,099,200	44,503,040
		119,529,116
Construction Materials - 0.5%
Eagle Materials, Inc.	195,300	26,978,742
Containers & Packaging - 0.5%
O-I Glass, Inc. (a)	1,905,400	31,420,046
Metals & Mining - 0.9%
B2Gold Corp.	3,472,100	16,722,802
Commercial Metals Co.	1,194,700	34,909,134
		51,631,936
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	624,400	41,135,472

TOTAL MATERIALS		270,695,312

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.0%
CoreSite Realty Corp.	239,200	29,060,408
Essential Properties Realty Trust, Inc.	1,818,600	47,629,134
Four Corners Property Trust, Inc.	898,100	25,928,147
Lexington Corporate Properties Trust	3,089,400	37,814,256
Potlatch Corp.	560,100	33,247,536
Rexford Industrial Realty, Inc.	266,400	14,798,520
Terreno Realty Corp.	783,900	50,577,228
		239,055,229
Real Estate Management & Development - 1.4%
Cushman & Wakefield PLC (a)	2,349,739	39,945,563
Jones Lang LaSalle, Inc. (a)	223,400	41,979,094
		81,924,657

TOTAL REAL ESTATE		320,979,886

UTILITIES - 1.8%
Electric Utilities - 0.7%
Allete, Inc.	372,600	26,216,136
IDACORP, Inc.	167,800	17,196,144
		43,412,280
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares (b)	393,100	28,314,993
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	846,800	24,294,692
Vistra Corp.	526,251	8,877,854
		33,172,546

TOTAL UTILITIES		104,899,819

TOTAL COMMON STOCKS
(Cost $3,872,075,576)		5,867,594,262

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ValenzaBio, Inc. Series A (d)(e)	383,419	3,412,594
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (d)(e)	555,852	4,007,693
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,477,395)		7,420,287
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 5/27/21 to 7/22/21
(Cost $10,419,646)	10,420,000	10,419,772
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.04% (f)	136,097,106	$136,124,325
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	138,835,775	138,849,659
TOTAL MONEY MARKET FUNDS
(Cost $274,973,632)		274,973,984
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $4,163,946,249)		6,160,408,305
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(237,185,970)
NET ASSETS - 100%		$5,923,222,335

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,077,458 or 0.2% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,420,287 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aristea Therapeutics, Inc. Series B	10/6/20	$3,064,801
ValenzaBio, Inc. Series A	3/25/21	$3,412,594

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,073
Fidelity Securities Lending Cash Central Fund	348,707
Total	$390,780

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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